Trade and other payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	£ 3,717	£ 3,866
Wages and salaries	1,683	1,488
Social security	126	126
ViiV Healthcare put option	848	1,093
Other payables	346	418
Deferred income	222	299
Customer return and rebate accruals	6,799	6,627
Other accruals	2,103	2,346
Trade and other payables	£ 15,844	£ 16,263